Schedule of Investments - March 31, 2024
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)

United Kingdom	23.43%
Netherlands	17.96%
France	16.58%
Canada	8.66%
Germany	7.46%
United States	5.05%
Japan	4.54%
Sweden	4.47%
Korea	3.06%
Australia	2.40%
Italy	2.22%
Switzerland	0.86%
Taiwan	0.81%
Luxembourg	0.68%
Finland	0.41%
Short-term securities and liabilities in excess of other assets	1.41%
* Based on country of risk.

	Shares
COMMON STOCKS - 98.59%	Held	Value
COMMUNICATION SERVICES - 5.02%
Media - 3.76%
RTL Group SA (v)	740	$24,967
WPP PLC (v)	12,000	113,726
		138,693
Wireless Telecommunication Services - 1.26%
Vodafone Group PLC (v)	52,546	46,604
TOTAL COMMUNICATION SERVICES		185,297

CONSUMER DISCRETIONARY - 8.87%
Automobile Components - 2.88%
Magna International, Inc.	1,947	106,073

Automobiles - 1.09%
Bayerische Motoren Werke AG (v)	376	40,346

Hotels, Restaurants & Leisure - 4.90%
Accor SA (v)	2,480	115,783
Entain PLC (v)	2,900	29,101
Lottomatica Group SpA (a)	3,000	35,958
		180,842
TOTAL CONSUMER DISCRETIONARY		327,261

CONSUMER STAPLES - 10.10%
Beverages - 4.83%
Britvic PLC (v)	2,700	27,964
Coca-Cola Europacific Partners PLC	550	38,473
Heineken Holding NV (v)	1,387	111,937
		178,374
Consumer Staples Distribution & Retail - 0.58%
Tesco PLC (v)	5,738	21,491

Food Products - 0.76%
JDE Peet's NV (v)	1,330	27,937

Household Products - 2.95%
Henkel AG & Company KGaA (v)	1,510	108,801

Personal Care Products - 0.98%
Unilever PLC (v)	718	36,045
TOTAL CONSUMER STAPLES		372,648

ENERGY - 13.99%
Energy Equipment & Services - 1.30%
Subsea 7 SA (v)	3,000	47,986

Oil, Gas & Consumable Fuels - 12.69%
Baytex Energy Corp.	8,500	30,685
Cenovus Energy, Inc.	3,970	79,368
Kosmos Energy Ltd. (a)	15,618	93,084
Parkland Corp. (Acquired 01/30/2023, Cost $11,994) (m)	510	16,243
Shell PLC (v)	3,787	126,873
Suncor Energy, Inc.	2,360	87,096
TotalEnergies SE (v)	505	34,739
		468,088
TOTAL ENERGY		516,074

FINANCIALS - 24.50%
Banks - 18.43%
ABN AMRO Bank NV (r) (v)	3,400	58,182
Barclays PLC (v)	22,417	51,955
BNP Paribas SA (v)	1,584	112,772
ING Groep NV (v)	7,307	120,297
Lloyds Banking Group PLC (v)	182,500	119,354
NatWest Group PLC (v)	24,514	82,106
Societe Generale SA (v)	3,341	89,516
UniCredit SpA (v)	1,205	45,765
		679,947
Financial Services - 2.08%
Worldline SA (a) (r) (v)	6,200	76,704

Insurance - 3.99%
Enstar Group Ltd. (a)	69	21,442
Tokio Marine Holdings, Inc. (v)	3,000	94,039
Zurich Insurance Group AG (v)	59	31,873
		147,354
TOTAL FINANCIALS		904,005

HEALTH CARE - 3.35%
Health Care Equipment & Supplies - 2.34%
Koninklijke Philips NV (a) (v)	2,592	51,876
Medtronic PLC	395	34,424
		86,300
Pharmaceuticals - 1.01%
Euroapi SA (a) (v)	5	15
GSK PLC (v)	1,747	37,509
		37,524
TOTAL HEALTH CARE		123,824

INDUSTRIALS - 19.24%
Aerospace & Defense - 8.46%
Airbus SE (v)	575	105,932
Babcock International Group PLC (v)	19,100	125,346
BAE Systems PLC (v)	2,290	39,034
Safran SA (v)	185	41,897
		312,209
Air Freight & Logistics - 1.72%
International Distributions Services PLC (a) (v)	21,929	63,384

Industrial Conglomerates - 3.42%
Siemens AG (v)	660	126,020

Machinery - 0.59%
CNH Industrial NV	1,693	21,941

Passenger Airlines - 2.40%
Qantas Airways Ltd. (a) (v)	25,000	88,753

Professional Services - 2.65%
Randstad NV (v)	1,850	97,691
TOTAL INDUSTRIALS		709,998

INFORMATION TECHNOLOGY - 9.69%
Communications Equipment - 4.88%
Nokia Oyj (v)	4,300	15,257
Telefonaktiebolaget LM Ericsson (v)	30,644	164,808
		180,065
IT Services - 0.94%
Capgemini SE (v)	150	34,517

Semiconductors & Semiconductor Equipment - 0.81%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	220	29,931

Technology Hardware, Storage & Peripherals - 3.06%
Samsung Electronics Company Ltd. (v)	1,880	112,983
TOTAL INFORMATION TECHNOLOGY		357,496

MATERIALS - 3.83%
Chemicals - 3.83%
Akzo Nobel NV (v)	910	67,993
Fuso Chemical Company Ltd. (v)	2,400	73,269
TOTAL MATERIALS		141,262

Total common stocks (Cost $3,027,990)		3,637,865

Total long-term investments (Cost $3,027,990)		3,637,865
	Principal
SHORT-TERM INVESTMENTS - 2.00%	Amount
Time Deposits - 2.00%
Citigroup, Inc., 4.68%, 04/01/2024*	$73,601	73,601
Total short-term investments (Cost $73,601)		73,601

Total investments - 100.59% (Cost $3,101,591)		3,711,466

Liabilities in excess of other assets - (0.59)%		(21,734)

Net assets - 100.00%		$3,689,732

(a)	- Non-income producing security.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $16,243, which represented 0.44% of net assets.

(r)	- Rule 144A security under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $134,886, which represented 3.66% of net assets.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $3,043,147, which represented 82.48% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market
Common Stocks	$594,718
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	185,297
Consumer Discretionary	185,230
Consumer Staples	334,175
Energy	209,598
Financials	882,563
Health Care	89,400
Industrials	688,057
Information Technology	327,565
Materials	141,262
Time Deposits	73,601
Level 3 --- Significant unobservable inputs	-

Total Investments	$3,711,466